Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Earnings for the purpose of basic earnings per share (in Dollars)	$ 31,940	$ 54,705	$ 44,443	$ 42,059
Earnings for the purpose of diluted earnings per share (in Dollars)	$ 31,940	$ 54,705	$ 44,443	$ 42,059
Weighted average number of ordinary shares for the purpose of basic earnings per share	76,602,929	123,709,627	76,748,858	74,159,933
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	51,941	56,250	56,250	47,236
Weighted average number of ordinary shares for the purpose of diluted earnings per share	76,654,870	123,765,877	76,805,108	74,207,169